TRADING ASSETS AND LIABILITIES - Trading derivative assets (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Derivative assets	$ 1,133,924	$ 917,434
Forward contracts
Disclosure of financial assets [line items]
Derivative assets	817,510	765,419
Forward contracts, Foreign currency to buy
Disclosure of financial assets [line items]
Derivative assets	83,935	30,706
Forward contracts, Foreign currency to sell
Disclosure of financial assets [line items]
Derivative assets	733,226	734,460
Forward contracts, Debt securities to buy
Disclosure of financial assets [line items]
Derivative assets		150
Forward contracts, Debt securities to sell
Disclosure of financial assets [line items]
Derivative assets	349	103
Swap
Disclosure of financial assets [line items]
Derivative assets	277,012	108,163
Cross currency swaps
Disclosure of financial assets [line items]
Derivative assets	31,394	34,682
Interest rate Swap
Disclosure of financial assets [line items]
Derivative assets	245,618	73,481
Options Contracts
Disclosure of financial assets [line items]
Derivative assets	39,402	43,852
Options Contracts, Foreign currency to buy
Disclosure of financial assets [line items]
Derivative assets	30,889	43,069
Options Contracts, Foreign currency to sell
Disclosure of financial assets [line items]
Derivative assets	$ 8,513	$ 783